Notes Payable - Affiliated Entities - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Line Items]
Line of credit, amount			$ 3,000,000		$ 3,000,000
Line of credit, repayment amount	1,470,000
Debt instrument, repayment amount			1,133,851
Interest expense due to related party		86,103	570,737	236,831	325,348	224,836
Line of credit, drawdown amount					1,425,000	1,195,000
Line of credit, Monthly repayment amount					50,000
Outstanding balance of convertible promissory notes					3,405,808	2,700,317
Warrants to purchase stock			661,581
Exercise price of warrants			$ 82.79		$ 30.80	$ 31.14	$ 31.47
Accrued interest expense					870,247	544,899
Accrued interest expense, due to related parties					852,574	543,899
Line of credit [Member]
Line of Credit Facility [Line Items]
Line of credit, interest rate			10.00%		10.00%
Promissory note [Member]
Line of Credit Facility [Line Items]
Debt instrument, amount			540,000		540,000
Debt instrument, interest rate			10.00%		10.00%
Debt instrument, repayment amount	540,000
Series AA Convertible Promissory Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate			10.00%		10.00%
Debt instrument, repayment amount	423,852
Accrued interest, repayment amount	283,856
Outstanding balance of convertible promissory notes					423,852	423,852
Debt instrument, maturity date					Jun. 30, 2015
Earnings before income tax depreciation and amortization amount					5,000
Series AA Convertible Promissory Notes [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of EBITDA amount to pay the outstanding and unpaid principal and accrued interest to note holders					20.00%
Redeemable Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate			10.00%		10.00%
Issuance of convertible notes					475,491	541,465
Debt instrument, redemption description			The Redeemable Notes were amended to provide that the Redeemable Notes would automatically be converted into that number of shares of common stock equal to the sum of 140% of the outstanding principal on the Redeemable Notes plus outstanding interest divided by $20.00 per share upon the closing of the Sprint APA. The company accreted approximately $400,000 representing the 40% premium to the principal balance from the amendment date through the closing of the Sprint APA.		the Redeemable Notes were amended in May 2014 to provide that the Redeemable Notes will automatically be converted into that number of shares of our common stock equal to the sum of 140% of the outstanding principal on the Redeemable Notes plus outstanding interest divided by $20.00 per share upon the closing of the Sprint APA (See Note 12). If the company does not successfully complete the Sprint APA, the outstanding principal and interest on the convertible notes will remain outstanding, and we will be required to issue the holders of the convertible notes warrants to purchase an aggregate of 153,551 shares of our common stock at an exercise price of $13.25 per share. The company will begin to accrete the principal balance from the amendment date through the expected closing of the Sprint APA.
Percentage of principal amount redeemed			140.00%		140.00%
Debt instrument, accretion amount			400,000
Debt conversion price per share			$ 20.00		$ 20.00
Percentage of premium to principal balance			40.00%
Debt instrument principal amount outstanding	1,016,956
Debt instrument, interest amount	238,856
Common stock issued in exchange of debt repayment	77,734
Total interest expense on all notes payable			570,737	236,831	325,348	224,836
Interest expense due to related party			477,325	225,662	308,675	223,836
Notes payable					1,016,956	541,465
Notes payable, related parties					$ 796,865	$ 481,465
Convertible Senior Notes [Member]
Line of Credit Facility [Line Items]
Warrants to purchase stock					153,551
Exercise price of warrants					$ 13.25